Expense Example - Class I S Shares - Voya Emerging Markets Index Portfolio	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs
USD ($)	54	228	418	965	80	307	553	1,258